UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Western Asset Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

FORM N-Q

MARCH 31, 2017

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 75.8%
Argentina - 10.1%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	5,140,000		$5,332,750	(a)
Provincia de Buenos Aires, Senior Bonds	4.000%	5/15/35	1,905,776		1,362,630	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	6,230,000		6,923,087	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	2,630,000		2,732,281	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	2,630,000		2,670,765	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	45,780,000	ARS	3,099,295
Republic of Argentina, Bonds	18.200%	10/3/21	130,890,000	ARS	9,171,822
Republic of Argentina, Senior Bonds	7.000%	4/17/17	22,940,000		22,962,213
Republic of Argentina, Senior Notes	6.875%	4/22/21	3,160,000		3,401,740	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	8,890,000		9,472,295	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	12,590,301		13,503,098
Republic of Argentina, Senior Notes	7.125%	7/6/36	4,490,000		4,357,545	(a)
Republic of Argentina, Senior Notes, Step Bond	2.500%	12/31/38	34,960,000		22,112,200

Total Argentina					107,101,721

Armenia - 0.4%
Republic of Armenia, Senior Notes	6.000%	9/30/20	3,850,000		4,044,425	(b)

Brazil - 3.1%
Federative Republic of Brazil, Notes	10.000%	1/1/23	26,162,000	BRL	8,378,555
Federative Republic of Brazil, Notes	10.000%	1/1/25	39,700,000	BRL	12,690,096
Federative Republic of Brazil, Senior Bonds	6.000%	4/7/26	3,000,000		3,268,500	(c)
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	8,380,000		8,264,775	(c)

Total Brazil					32,601,926

Cameroon - 0.1%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	1,200,000		1,362,852	(a)

Chile - 0.5%
Republic of Chile, Senior Notes	3.875%	8/5/20	5,183,000		5,484,910	(c)

Colombia - 4.2%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	6,250,000		6,446,875	(c)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	16,567,000		21,222,327	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	2,080,000		2,381,600	(c)
Republic of Colombia, Senior Notes	7.375%	3/18/19	13,279,000		14,666,655	(c)

Total Colombia					44,717,457

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	7,610,000		7,695,612	(a)

Croatia - 1.0%
Republic of Croatia, Senior Notes	6.625%	7/14/20	3,640,000		4,002,865	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	5,640,000		6,087,421	(b)

Total Croatia					10,090,286

Dominican Republic - 1.4%
Dominican Republic, Senior Notes	5.500%	1/27/25	8,210,000		8,384,462	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	6,300,000		6,536,250	(a)

Total Dominican Republic					14,920,712

Ecuador - 2.3%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	5,480,000		5,836,200	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	5,270,000		5,586,200	(b)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	4,210,000		4,462,600	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	4,870,000		4,602,150	(b)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	4,270,000		4,430,125	(a)

Total Ecuador					24,917,275

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.8%
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	5,430,000		$5,657,381	(a)
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	2,810,000		2,755,627	(a)

Total Egypt					8,413,008

El Salvador - 0.4%
Republic of El Salvador, Notes	6.375%	1/18/27	4,930,000		4,437,000	(a)

Gabon - 0.2%
Gabonese Republic, Bonds	6.375%	12/12/24	1,180,000		1,145,338	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	1,480,000		1,450,829	(a)

Total Gabon					2,596,167

Georgia - 0.3%
Republic of Georgia, Bonds	6.875%	4/12/21	2,360,000		2,617,476	(b)

Ghana - 1.1%
Republic of Ghana, Bonds	8.125%	1/18/26	1,620,000		1,557,225	(a)
Republic of Ghana, Bonds	10.750%	10/14/30	5,270,000		6,204,371	(a)
Republic of Ghana, Notes	7.875%	8/7/23	2,450,000		2,382,502	(b)
Republic of Ghana, Senior Notes	9.250%	9/15/22	1,580,000		1,648,730	(a)

Total Ghana					11,792,828

Guatemala - 0.2%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	2,100,000		2,095,128	(a)

Honduras - 1.1%
Republic of Honduras, Senior Notes	7.500%	3/15/24	1,440,000		1,589,400	(b)
Republic of Honduras, Senior Notes	6.250%	1/19/27	10,300,000		10,476,336	(a)

Total Honduras					12,065,736

Hungary - 1.3%
Republic of Hungary, Senior Notes	5.750%	11/22/23	12,608,000		14,272,206	(c)

Indonesia - 8.1%
Republic of Indonesia, Notes	3.750%	4/25/22	30,030,000		30,689,759	(b)(c)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	1,095,000		1,140,082	(b)(c)
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	131,422,000,000	IDR	10,735,270
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	4,626,000,000	IDR	368,678
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	3,210,000		3,955,667	(b)(c)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,060,000		1,135,349	(a)(c)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	213,000		228,141	(b)(c)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	4,720,000		4,725,395	(a)(c)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	7,049,000		8,011,266	(a)(c)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	20,750,000		22,244,996	(a)(c)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	2,520,000		2,701,561	(b)(c)

Total Indonesia					85,936,164

Israel - 0.4%
Government of Israel, Senior Bonds	2.875%	3/16/26	4,460,000		4,377,597

Ivory Coast - 0.3%
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	3,060,000		3,005,501	(a)

Jamaica - 0.8%
Government of Jamaica, Senior Notes	7.625%	7/9/25	2,210,000		2,564,926
Government of Jamaica, Senior Notes	6.750%	4/28/28	3,390,000		3,773,714
Government of Jamaica, Senior Notes	8.000%	3/15/39	1,760,000		2,025,109

Total Jamaica					8,363,749

Jordan - 0.6%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	440,000		451,035	(a)
Kingdom of Jordan, Senior Notes	5.750%	1/31/27	5,490,000		5,391,608	(a)

Total Jordan					5,842,643

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	9,890,000	$10,000,363	(b)

Kenya - 0.3%
Republic of Kenya, Senior Notes	5.875%	6/24/19	2,640,000	2,741,917	(a)
Republic of Kenya, Senior Notes	6.875%	6/24/24	200,000	199,746	(a)

Total Kenya				2,941,663

Kuwait - 0.3%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	3,260,000	3,299,039	(a)

Lithuania - 1.2%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	11,550,000	13,080,144	(a)(c)

Mexico - 1.8%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,132,000	1,297,555	(c)
United Mexican States, Senior Notes	4.000%	10/2/23	12,776,000	13,191,220	(c)
United Mexican States, Senior Notes	3.600%	1/30/25	1,840,000	1,840,000	(c)
United Mexican States, Senior Notes	4.750%	3/8/44	1,248,000	1,216,800	(c)
United Mexican States, Senior Notes	5.550%	1/21/45	60,000	65,025	(c)
United Mexican States, Senior Notes	4.600%	1/23/46	1,229,000	1,181,376	(c)

Total Mexico				18,791,976

Nigeria - 0.8%
Republic of Nigeria, Notes	7.875%	2/16/32	5,840,000	6,106,304	(a)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	1,660,000	1,689,922	(a)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	650,000	661,716	(b)

Total Nigeria				8,457,942

Oman - 0.7%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	3,570,000	3,603,915	(a)
Oman Government International Bond, Senior Notes	5.375%	3/8/27	4,030,000	4,220,538	(a)

Total Oman				7,824,453

Pakistan - 0.4%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	1,930,000	2,045,719	(a)
Republic of Pakistan, Senior Notes	8.250%	4/15/24	2,380,000	2,642,600	(b)

Total Pakistan				4,688,319

Panama - 0.1%
Republic of Panama, Senior Bonds	9.375%	4/1/29	910,000	1,337,700	(c)
Republic of Panama, Senior Bonds	6.700%	1/26/36	159,000	201,135

Total Panama				1,538,835

Paraguay - 0.3%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	3,500,000	3,661,875	(a)

Peru - 4.9%
Republic of Peru, Senior Bonds	7.350%	7/21/25	10,300,000	13,364,250	(c)
Republic of Peru, Senior Bonds	8.750%	11/21/33	19,998,000	30,296,970	(c)
Republic of Peru, Senior Bonds	6.550%	3/14/37	5,219,000	6,765,129	(c)
Republic of Peru, Senior Bonds	5.625%	11/18/50	1,026,000	1,224,787	(c)

Total Peru				51,651,136

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Philippines - 1.5%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	2,170,000		$2,892,753	(c)
Republic of Philippines, Senior Bonds	5.000%	1/13/37	7,270,000		8,503,166	(c)
Republic of Philippines, Senior Bonds	3.950%	1/20/40	4,600,000		4,746,501	(c)

Total Philippines					16,142,420

Poland - 2.7%
Republic of Poland, Senior Notes	5.125%	4/21/21	10,940,000		11,997,679	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	14,784,000		16,253,086	(c)

Total Poland					28,250,765

Romania - 0.9%
Republic of Romania, Senior Notes	4.875%	1/22/24	7,370,000		8,013,769	(b)(c)
Republic of Romania, Senior Notes	4.875%	1/22/24	1,570,000		1,707,140	(a)(c)

Total Romania					9,720,909

Russia - 6.6%
Russian Federal Bond, Bonds	8.150%	2/3/27	289,580,000	RUB	5,296,122
Russian Federal Bond, Senior Bonds	7.000%	1/25/23	964,000,000	RUB	16,576,809
Russian Foreign Bond - Eurobond, Senior Bonds	11.000%	7/24/18	215,000		241,453	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	790,000		1,394,773	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	28,289,130		34,092,814	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	470,864		567,465	(b)(c)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	7,400,000		8,153,320	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	5.875%	9/16/43	3,400,000		3,879,849	(a)

Total Russia					70,202,605

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	2,170,000		2,198,427	(b)

South Africa - 0.9%
Republic of South Africa, Senior Notes	4.875%	4/14/26	9,780,000		9,850,905	(c)

Sri Lanka - 1.5%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	2,760,000		2,863,409	(a)
Republic of Sri Lanka, Senior Bonds	5.125%	4/11/19	2,000,000		2,051,882	(b)
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	2,280,000		2,362,335	(a)
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	5,020,000		5,297,721	(b)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	3,460,000		3,558,742	(b)

Total Sri Lanka					16,134,089

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	990,000		956,093	(a)

Turkey - 4.9%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,700,000		1,778,503
Republic of Turkey, Senior Bonds	5.750%	3/22/24	450,000		467,991	(c)
Republic of Turkey, Senior Bonds	11.875%	1/15/30	13,970,000		21,698,204	(c)
Republic of Turkey, Senior Notes	3.250%	3/23/23	850,000		781,235	(c)
Republic of Turkey, Senior Notes	6.000%	3/25/27	2,210,000		2,298,809	(c)
Republic of Turkey, Senior Notes	6.875%	3/17/36	23,529,000		25,552,023	(c)

Total Turkey					52,576,765

Ukraine - 0.7%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	6,970,000		6,970,279	(a)

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	5,760,000		5,551,200	(c)
Republic of Uruguay, Senior Notes	4.375%	10/27/27	4,943,154		5,185,369	(c)

Total Uruguay					10,736,569

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Venezuela - 2.4%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	33,467,000	$15,143,817	(b)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	4,205,000	1,970,043
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	15,390,000	8,695,350	(b)

Total Venezuela				25,809,210

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	1,690,000	1,851,835	(b)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	8,700,000	8,876,575	(a)

Total Vietnam				10,728,410

Zambia - 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	2,900,000	3,039,200	(a)

TOTAL SOVEREIGN BONDS (Cost - $760,331,391)				808,004,770

CORPORATE BONDS & NOTES - 47.5%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Gohl Capital Ltd., Senior Bonds	4.250%	1/24/27	3,130,000	3,164,126	(b)

Media - 0.4%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	1,480,000	1,621,663	(c)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,750,000	2,862,750	(a)(c)

Total Media				4,484,413

TOTAL CONSUMER DISCRETIONARY				7,648,539

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	680,000	730,201	(b)(c)

Food Products - 0.9%
ESAL GmbH, Senior Notes	6.250%	2/5/23	2,660,000	2,673,300	(a)(c)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	2,790,000	2,873,700	(a)(c)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	3,700,000	3,875,010	(a)(c)

Total Food Products				9,422,010

TOTAL CONSUMER STAPLES				10,152,211

ENERGY - 19.1%
Oil, Gas & Consumable Fuels - 19.1%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	2,750,000	2,921,993	(b)(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	2,533,608	2,656,805	(b)(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	2,550,000	2,836,875	(c)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	3,269,613	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	6,551,400	(c)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,877,000	1,923,925	(a)(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	15,200,000	16,732,084	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	552,000	556,558	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	3,524,000	3,976,781	(b)(c)
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	2,704,000	2,732,730	(a)(c)
LUKOIL International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000	3,560,200	(a)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	2,720,000	2,863,730	(b)(c)
Pacific Exploration and Production Corp., Senior Secured Notes	10.000%	11/2/21	3,100,000	3,491,375	(c)(d)
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	14,045,000	14,439,664	(c)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	16,220,000	16,690,380	(c)
Petrobras Global Finance BV, Senior Notes	8.375%	5/23/21	1,000,000	1,132,000	(c)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	3,000,000	3,179,100
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	1,340,000	1,112,468	(c)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,800,000	1,613,250	(c)
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	3,865,000	1,424,253	(b)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000	7,982,400	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	19,060,000	19,729,006	(c)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	8,310,000	8,806,522	(c)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	1,400,000	$1,337,560	(c)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,561,000	2,849,113	(c)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,362,000	3,295,500	(c)
Petron Corp., Subordinated Bonds	7.500%	8/6/18	3,200,000	3,377,600	(b)(c)(e)(f)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	10,270,000	10,957,689	(a)(c)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,388,000	1,480,942	(b)(c)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	6,760,000	7,266,310	(a)(c)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	2,540,000	2,697,333	(a)(c)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	3,250,000	3,356,815	(a)(c)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	2,490,000	2,581,557	(a)(c)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	6,218,000	6,894,404	(b)(c)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	6,610,000	7,015,266	(a)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	1,640,000	1,737,296	(b)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	3,570,000	3,775,950	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	5,420,000	5,487,750	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000	1,093,500	(b)(c)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000	3,190,000	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	4,700,000	5,161,493	(a)

TOTAL ENERGY				203,739,190

FINANCIALS - 7.6%
Banks - 4.6%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,600,000	2,665,000	(a)(c)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,110,000	1,172,964	(a)(c)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	2,490,000	2,536,687	(a)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	980,000	1,036,350	(a)(c)(e)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	2,340,000	2,316,219	(a)(c)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	2,770,000	2,874,119	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,890,000	3,015,845	(c)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	1,880,000	1,894,100	(a)(c)
Russian Agricultural Bank, Notes	8.500%	10/16/23	2,970,000	3,379,682	(b)
Russian Agricultural Bank, Senior Notes	7.750%	5/29/18	20,970,000	22,216,666	(b)
Shinhan Bank, Subordinated Notes	3.875%	3/24/26	1,260,000	1,265,703	(a)(c)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	4,015,000	3,955,116	(a)(c)

Total Banks				48,328,451

Capital Markets - 1.4%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	14,740,000	15,116,843	(a)(c)

Diversified Financial Services - 1.1%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	7,260,000	7,396,125	(a)(c)
ICBCIL Finance Co., Ltd., Senior Notes	3.200%	11/10/20	1,250,000	1,257,194	(b)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,000,000	1,043,750	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000	2,064,150	(a)

Total Diversified Financial Services				11,761,219

Thrifts & Mortgage Finance - 0.5%
Fondo MIVIVIENDA SA, Senior Notes	3.500%	1/31/23	5,140,000	5,191,400	(a)

TOTAL FINANCIALS				80,397,913

INDUSTRIALS - 3.3%
Building Products - 0.6%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	6,530,000	6,448,375	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.6%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	$1,025,000	(a)(c)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	5,220,000	5,510,190	(a)(c)

Total Industrial Conglomerates				6,535,190

Road & Rail - 0.2%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,685,824	(a)(c)

Transportation - 0.9%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	9,450,000	9,329,040	(a)(c)
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	420,000	426,825	(a)(c)

Total Transportation				9,755,865

Transportation Infrastructure - 1.0%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	6.750%	3/30/29	1,600,000	1,675,664	(a)
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	2,120,000	2,228,968	(a)(c)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	6,300,000	6,287,022	(a)(c)

Total Transportation Infrastructure				10,191,654

TOTAL INDUSTRIALS				35,616,908

MATERIALS - 8.2%
Chemicals - 2.4%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	5,878,000	6,002,907	(a)(c)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	223,755	(b)
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	492,000	481,717	(b)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	1,303,276	(a)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	2,101,000	2,221,808	(a)(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	4,885,600	(a)(c)
OCP SA, Senior Notes	5.625%	4/25/24	4,900,000	5,230,260	(a)(c)
OCP SA, Senior Notes	4.500%	10/22/25	5,590,000	5,527,811	(a)(c)

Total Chemicals				25,877,134

Construction Materials - 1.0%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	2,200,000	2,233,440	(a)(c)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	750,000	761,400	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	1,834,000	1,939,455	(a)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	2,920,000	3,123,524	(a)(c)
Votorantim Cimentos SA, Senior Notes	7.250%	4/5/41	3,110,000	3,179,975	(b)(c)

Total Construction Materials				11,237,794

Containers & Packaging - 0.8%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	6,530,000	6,667,130	(a)(c)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	1,528,000	1,635,418	(b)(c)

Total Containers & Packaging				8,302,548

Metals & Mining - 2.8%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	3,540,000	3,706,904	(a)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	5,890,000	6,184,086	(a)(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	3,410,000	3,477,105	(a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	379,484	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	8,490,000	9,621,791	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,110,000	1,094,142	(c)
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	2,630,000	2,824,936	(c)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,323,000	2,367,369	(c)

Total Metals & Mining				29,655,817

Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,037,000	1,143,965	(c)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	1,880,000	1,973,535	(c)
Inversiones CMPC SA, Notes	4.375%	5/15/23	2,070,000	2,124,608	(a)(c)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	3,030,000	3,075,916	(a)(c)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	2,350,000	2,429,704	(a)(c)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	1,900,000	1,915,770	(a)

Total Paper & Forest Products				12,663,498

TOTAL MATERIALS				87,736,791

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	2,460,000	$2,701,995	(b)(c)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	2,200,000	2,315,104	(b)(c)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	2,440,000	2,553,585	(b)(c)
Yuzhou Properties Co., Ltd., Senior Notes	6.000%	10/25/23	2,000,000	2,037,176	(b)

TOTAL REAL ESTATE				9,607,860

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.6%
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	2,860,000	2,964,375	(a)(c)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	2,710,000	2,887,776	(a)(c)

Total Diversified Telecommunication Services				5,852,151

Wireless Telecommunication Services - 1.6%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	499,111	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	11,950,000	12,756,625	(b)(c)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	3,900,000	4,163,250	(a)

Total Wireless Telecommunication Services				17,418,986

TOTAL TELECOMMUNICATION SERVICES				23,271,137

UTILITIES - 4.5%
Electric Utilities - 2.5%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	2,340,000	2,418,390	(a)(c)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	2,690,000	2,777,425	(a)(c)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	7,590,000	8,582,013	(b)(c)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	4,950,000	5,019,300	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	6,350,000	6,913,880	(b)(c)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	1,500,000	1,513,515	(a)(c)

Total Electric Utilities				27,224,523

Gas Utilities - 0.6%
Empresa de Energia de Bogota SA ESP, Senior Notes	6.125%	11/10/21	2,560,000	2,643,200	(a)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	3,750,000	3,871,875	(a)(c)

Total Gas Utilities				6,515,075

Independent Power and Renewable Electricity Producers - 1.1%
AES Gener SA, Notes	5.250%	8/15/21	2,970,000	3,143,249	(a)(c)
Enel Generacion Chile SA, Senior Notes	4.250%	4/15/24	500,000	515,294	(c)
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	5,180,000	5,025,308	(a)(c)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	2,890,000	2,951,747	(a)(c)

Total Independent Power and Renewable Electricity Producers				11,635,598

Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	2,590,000	2,910,124	(a)(c)

TOTAL UTILITIES				48,285,320

TOTAL CORPORATE BONDS & NOTES (Cost - $480,856,481)				506,455,869

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pacific Exploration and Production Corp.			77,500	$2,423,513	*(c)(g)
Pacific Exploration and Production Corp.			49,464	1,538,331	*

TOTAL COMMON STOCKS (Cost - $6,535,706)				3,961,844

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $720,595)		4/15/20	46,425	284,353

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,248,444,173)				1,318,706,836

	RATE		FACE AMOUNT†
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 0.5%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/17; Proceeds at maturity - $5,600,369; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market value - $5,712,000) (Cost - $5,600,000)	0.790%	4/3/17	5,600,000	5,600,000

			SHARES
Money Market Funds - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $19,547,670)	0.634%		19,547,670	19,547,670

TOTAL SHORT-TERM INVESTMENTS (Cost - $25,147,670)				25,147,670

TOTAL INVESTMENTS - 126.0% (Cost - $1,273,591,843#)				1,343,854,506
Liabilities in Excess of Other Assets - (26.0)%				(277,714,411)

TOTAL NET ASSETS - 100.0%				$1,066,140,095

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2017

At March 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	652	6/17	$80,951,777	$81,214,750	$(262,973)

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,355,698	PLN	21,721,022	Barclays Bank PLC	5/15/17	$(119,272)
INR	177,200,000	USD	2,625,963	JPMorgan Chase & Co.	6/15/17	76,733
USD	20,915,980	SAR	78,665,000	Bank of America N.A.	7/17/17	(57,878)
ARS	36,436,126	USD	2,097,043	JPMorgan Chase & Co.	11/15/17	40,232

Total						$(60,185)

Abbreviations used in this table:

ARS	— Argentine Peso
INR	— Indian Rupee
PLN	— Polish Zloty
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

At March 31, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2017[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Republic of Korea, 7.125%, due 4/16/19)	$11,200,000	6/20/22	0.51%	1.000% quarterly	$(271,843)	$(292,470)	$20,627

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$808,004,770	—	$808,004,770
Corporate Bonds & Notes	—	506,455,869	—	506,455,869
Common Stocks	$1,538,331	2,423,513	—	3,961,844
Warrants	—	284,353	—	284,353

Total Long-Term Investments	1,538,331	1,317,168,505	—	1,318,706,836

Short-Term Investments†:
Repurchase Agreements	—	5,600,000	—	5,600,000
Money Market Funds	19,547,670	—	—	19,547,670

Total Short-Term Investments	19,547,670	5,600,000	—	25,147,670

Total Investments	$21,086,001	$1,322,768,505	—	$1,343,854,506

Other Financial Instruments:
Forward Foreign Currency Contracts	—	116,965	—	116,965

Total	$21,086,001	$1,322,885,470	—	$1,343,971,471

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$262,973	—	—	$262,973
Forward Foreign Currency Contracts	—	$177,150	—	177,150
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	271,843	—	271,843

Total	$262,973	$448,993	—	$711,966

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$91,033,871
Gross unrealized depreciation	(20,771,208)

Net unrealized appreciation	$70,262,663

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017